Short-Term Loans - Schedule of Loans Working Capital and Capital Expenditures (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Total		$ 1,422,718	$ 1,391,130
Wuxi Branch of Bank of China [Member]
Short-Term Debt [Line Items]
Interest rate		3.70%
Issuance Date		Feb. 28, 2023
Maturity date		Feb. 27, 2024
Total
Wuxi Branch of Bank of China [Member]
Short-Term Debt [Line Items]
Interest rate		2.95%
Issuance Date		Feb. 21, 2024
Maturity date		Feb. 20, 2025
Total			1,391,130
Wuxi Branch of Bank of China [Member]
Short-Term Debt [Line Items]
Interest rate	[1]	3.30%
Issuance Date	[1]	Feb. 18, 2025
Maturity date	[1]	Feb. 17, 2026
Total	[1]
Wuxi Branch of Bank of China [Member]
Short-Term Debt [Line Items]
Interest rate		2.30%
Issuance Date		Dec. 18, 2025
Maturity date		Dec. 17, 2026
Total		$ 1,422,718

[1]	On February 18, 2025, Wuxi Mingteng Mould entered into a short-term loan agreement with Bank of Jiangsu with principal amount of RMB 10 million (approximately $1.4 million), with an annual interest rate of 3.30% and maturity date as of February 17, 2026, the Company repaid the loan in advance on December 18, 2025.